Disclosure of information on segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating income
Net sale of goods	$ 821,930	$ 1,106,329	$ 1,187,206
Net sale of services	23,661	24,001	29,697
Royalty income	22,297	20,385	20,739
Total operating income	867,888	1,150,715	1,237,642
Operating costs
Cost of sales, excluding depreciation and amortization	(512,874)	(613,381)	(604,650)
Cost of services	(3,378)	(4,318)	(12,954)
Exploration in operating units	44,163	89,730	89,311
Depreciation and amortization	(226,335)	(238,879)	(210,154)
Mining royalties	(12,832)	(21,388)	(30,884)
Total operating costs	(799,582)	(967,696)	(947,953)
Gross profit (loss)	68,306	183,019	289,689
Operating expenses, net
Administrative expenses	76,297	77,099	80,666
Exploration in non-operating areas	11,879	36,307	18,262
Selling expenses	(24,313)	(26,948)	(23,043)
Impairment loss of long-lived assets	(2,083)	(5,693)	(21,620)
Provision for contingencies and others	(2,968)	(11,248)	13,740
Write - off of stripping activity asset	0	0	13,573
Other, net	14,715	(1,308)	(13,230)
Total operating expenses, net	(126,319)	(124,721)	(184,134)
Total operating expenses, net	(126,319)	(124,721)	(184,134)
Operating profit (loss)	(58,013)	58,298	105,555
Other income (expense),net
Finance income	9,675	9,685	5,517
Net gain (loss) from currency exchange difference	(734)	(1,384)	2,939
Share in the results of associates under equity method	47,710	(1,144)	13,207
Finance costs	(42,173)	(38,422)	(34,551)
Total other income (expenses), net	14,478	(31,265)	(12,888)
Profit (loss) before income tax	(43,535)	27,033	92,667
Income tax	25,590	(26,879)	(17,888)
Income tax Current	11,911	16,882	23,713
Income tax Deferred	37,501	(9,997)	5,825
Profit (loss) from continued operations	(17,945)	154	74,779
Loss from discontinued operations, see note 1(e)	(10,514)	(11,808)	(10,344)
Net profit (loss) for the year	(28,459)	(11,654)	64,435
Total assets	4,107,274	4,217,221	4,332,813
Total liability	1,139,074	1,187,656	1,269,186
Other segment information
Investment in associates	1,488,247	1,473,382	1,536,887
Capital Expenditures	102,627	111,270	259,507
Changes in estimates of mine closures plans	26,722	42,874	10,594
Fair value for contingent consideration liability	(655)	1,815	1,773
Accounts receivable from sale of assets	21,648	2,715	5,371
Exploration and development mining projects [Member]
Operating income
Net sale of goods	0	0	0
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	0	0	0
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	0	0	0
Gross profit (loss)	0	0	0
Operating expenses, net
Administrative expenses	2,416	3,143	1,604
Exploration in non-operating areas	(90)	(2,883)	(2,771)
Selling expenses	0	0	0
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	(40)	(6,130)	(4,657)
Write - off of stripping activity asset			0
Other, net	419	138	(94)
Total operating expenses, net	(2,965)	242	(9,126)
Operating profit (loss)	(2,965)	242	(9,126)
Other income (expense),net
Finance income	14	0	0
Net gain (loss) from currency exchange difference	(156)	(846)	537
Share in the results of associates under equity method	0	0	0
Finance costs	(561)	(222)	(131)
Total other income (expenses), net	(703)	(1,068)	406
Profit (loss) before income tax	(3,668)	(826)	(8,720)
Income tax			0
Income tax Current	0	0
Income tax Deferred	0	0
Profit (loss) from continued operations	(3,668)	(826)	(8,720)
Loss from discontinued operations, see note 1(e)	0	0	0
Net profit (loss) for the year	0	0	0
Total assets	398,838	372,344	342,759
Total liability	23,223	18,986	14,527
Other segment information
Investment in associates	0	0	0
Capital Expenditures	26,494	17,141	13,733
Changes in estimates of mine closures plans	0	9,063	67
Fair value for contingent consideration liability	0	1,815	0
Accounts receivable from sale of assets	0	0	0
Construction and engineering [Member]
Operating income
Net sale of goods			0
Net sale of services			10,603
Royalty income			0
Total operating income			10,603
Operating costs
Cost of sales, excluding depreciation and amortization			0
Cost of services			(9,393)
Exploration in operating units			0
Depreciation and amortization			(129)
Mining royalties			0
Total operating costs			(9,522)
Gross profit (loss)			1,081
Operating expenses, net
Administrative expenses			3,606
Exploration in non-operating areas			0
Selling expenses			0
Impairment loss of long-lived assets			0
Provision for contingencies and others			100
Write - off of stripping activity asset			0
Other, net			1,129
Total operating expenses, net			(2,377)
Operating profit (loss)			(1,296)
Other income (expense),net
Finance income			0
Net gain (loss) from currency exchange difference			105
Share in the results of associates under equity method			0
Finance costs			(370)
Total other income (expenses), net			(265)
Profit (loss) before income tax			(1,561)
Income tax			400
Profit (loss) from continued operations			(1,961)
Loss from discontinued operations, see note 1(e)			0
Net profit (loss) for the year			0
Total assets			14,004
Total liability			5,153
Other segment information
Investment in associates			0
Capital Expenditures			3
Changes in estimates of mine closures plans			0
Fair value for contingent consideration liability			0
Accounts receivable from sale of assets			4,053
Energy generation and transmission [Member]
Operating income
Net sale of goods	0	0	0
Net sale of services	59,690	62,962	60,639
Royalty income	0	0	0
Total operating income	59,690	62,962	60,639
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Cost of services	(22,209)	(25,499)	(25,556)
Exploration in operating units	0	0	0
Depreciation and amortization	(10,075)	(10,248)	(9,651)
Mining royalties	0	0	0
Total operating costs	(32,284)	(35,747)	(35,207)
Gross profit (loss)	27,406	27,215	25,432
Operating expenses, net
Administrative expenses	4,073	3,972	2,423
Exploration in non-operating areas	0	0	0
Selling expenses	(1,115)	(1,173)	(1,264)
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	166	56	312
Write - off of stripping activity asset			0
Other, net	(13,813)	562	(94)
Total operating expenses, net	8,791	(4,639)	(3,469)
Operating profit (loss)	36,197	22,576	21,963
Other income (expense),net
Finance income	263	179	139
Net gain (loss) from currency exchange difference	62	(346)	294
Share in the results of associates under equity method	10,374	8,589	8,573
Finance costs	(7,483)	(7,576)	(10,354)
Total other income (expenses), net	3,216	846	(1,348)
Profit (loss) before income tax	39,413	23,422	20,615
Income tax			3,491
Income tax Current	(4,044)	0
Income tax Deferred	(5,515)	(7,584)
Profit (loss) from continued operations	29,854	15,838	17,124
Loss from discontinued operations, see note 1(e)	0	0	0
Net profit (loss) for the year	0	0	0
Total assets	382,481	366,354	360,610
Total liability	183,426	197,152	205,247
Other segment information
Investment in associates	89,786	0	0
Capital Expenditures	223	118	852
Changes in estimates of mine closures plans	0	0	0
Fair value for contingent consideration liability	0	0	0
Accounts receivable from sale of assets	21,023	0	0
Insurance brokerage [Member]
Operating income
Net sale of goods	0	0	0
Net sale of services	15,687	14,986	14,377
Royalty income	0	0	0
Total operating income	15,687	14,986	14,377
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	0	0	0
Gross profit (loss)	15,687	14,986	14,377
Operating expenses, net
Administrative expenses	11,607	11,900	12,288
Exploration in non-operating areas	0	0	0
Selling expenses	0	0	0
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	0	0	0
Write - off of stripping activity asset			0
Other, net	0	0	(4)
Total operating expenses, net	(11,607)	(11,900)	(12,292)
Operating profit (loss)	4,080	3,086	2,085
Other income (expense),net
Finance income	15	0	1
Net gain (loss) from currency exchange difference	(119)	19	(75)
Share in the results of associates under equity method	0	0	0
Finance costs	(89)	(2)	(6)
Total other income (expenses), net	(193)	17	(80)
Profit (loss) before income tax	3,887	3,103	2,005
Income tax			742
Income tax Current	(1,223)	0
Income tax Deferred	91	0
Profit (loss) from continued operations	2,755	3,103	1,263
Loss from discontinued operations, see note 1(e)	0	0	0
Net profit (loss) for the year	0	0	0
Total assets	13,822	12,154	9,004
Total liability	6,007	4,597	4,616
Other segment information
Investment in associates	0	0	0
Capital Expenditures	85	0	14
Changes in estimates of mine closures plans	0	0	0
Fair value for contingent consideration liability	0	0	0
Accounts receivable from sale of assets	0	0	0
Rental of mining concessions [Member]
Operating income
Net sale of goods	0	0	0
Net sale of services	0	0	0
Royalty income	22,297	20,385	20,739
Total operating income	22,297	20,385	20,739
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	0	0	0
Gross profit (loss)	22,297	20,385	20,739
Operating expenses, net
Administrative expenses	188	220	90
Exploration in non-operating areas	0	0	0
Selling expenses	0	0	0
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	0	0	0
Write - off of stripping activity asset			0
Other, net	(135)	0	(1)
Total operating expenses, net	(53)	(220)	(91)
Operating profit (loss)	22,244	20,165	20,648
Other income (expense),net
Finance income	30	21	7
Net gain (loss) from currency exchange difference	(9)	18	(41)
Share in the results of associates under equity method	0	0	0
Finance costs	(4)	(11)	(2)
Total other income (expenses), net	17	28	(36)
Profit (loss) before income tax	22,261	20,193	20,612
Income tax			6,044
Income tax Current	(6,546)	(6,025)
Income tax Deferred	0	0
Profit (loss) from continued operations	15,715	14,168	14,568
Loss from discontinued operations, see note 1(e)	0	0	0
Net profit (loss) for the year	0	0	0
Total assets	6,252	7,154	6,611
Total liability	2,286	2,653	2,378
Other segment information
Investment in associates	0	0	0
Capital Expenditures	0	0	0
Changes in estimates of mine closures plans	0	0	0
Fair value for contingent consideration liability	0	0	0
Accounts receivable from sale of assets	0	0	0
Holding of investment in shares [Member]
Operating income
Net sale of goods	0	0	0
Net sale of services	615	615	615
Royalty income	0	0	0
Total operating income	615	615	615
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	0	0	0
Gross profit (loss)	615	615	615
Operating expenses, net
Administrative expenses	363	512	413
Exploration in non-operating areas	0	0	0
Selling expenses	0	0	0
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	0	0	0
Write - off of stripping activity asset			0
Other, net	(79)	2,773	0
Total operating expenses, net	(284)	2,261	(413)
Operating profit (loss)	331	2,876	202
Other income (expense),net
Finance income	10	8	1
Net gain (loss) from currency exchange difference	(9)	2	(4)
Share in the results of associates under equity method	(53,143)	(25,517)	(66,187)
Finance costs	(6)	(25)	(2)
Total other income (expenses), net	(53,148)	(25,532)	(66,192)
Profit (loss) before income tax	(52,817)	(22,656)	(65,990)
Income tax			38
Income tax Current	(39)	(444)
Income tax Deferred	0	0
Profit (loss) from continued operations	(52,856)	(23,100)	(66,028)
Loss from discontinued operations, see note 1(e)	0	0	0
Net profit (loss) for the year	0	0	0
Total assets	458,212	520,484	988,841
Total liability	101	603	414
Other segment information
Investment in associates	232,154	0	0
Capital Expenditures	0	0	0
Changes in estimates of mine closures plans	0	0	0
Fair value for contingent consideration liability	0	0	0
Accounts receivable from sale of assets	0	1,622	0
Industrial activities [Member]
Operating income
Net sale of goods	6,046	6,655	6,317
Net sale of services	19,557	19,908	19,658
Royalty income	0	0	0
Total operating income	25,603	26,563	25,975
Operating costs
Cost of sales, excluding depreciation and amortization	(8,517)	(6,280)	(6,043)
Cost of services	(6,167)	(8,966)	(9,354)
Exploration in operating units	0	0	0
Depreciation and amortization	(11,979)	(11,483)	(11,134)
Mining royalties	0	0	0
Total operating costs	(26,663)	(26,729)	(26,531)
Gross profit (loss)	(1,060)	(166)	(556)
Operating expenses, net
Administrative expenses	1,310	1,627	1,203
Exploration in non-operating areas	0	0	0
Selling expenses	(1,324)	(924)	(775)
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	0	(2)	0
Write - off of stripping activity asset			0
Other, net	(341)	194	216
Total operating expenses, net	(2,293)	(2,355)	(1,762)
Operating profit (loss)	(3,353)	(2,521)	(2,318)
Other income (expense),net
Finance income	277	127	79
Net gain (loss) from currency exchange difference	208	(482)	497
Share in the results of associates under equity method	0	0	0
Finance costs	(990)	(932)	(941)
Total other income (expenses), net	(505)	(1,287)	(365)
Profit (loss) before income tax	(3,858)	(3,808)	(2,683)
Income tax			(1,818)
Income tax Current	0	(2)
Income tax Deferred	1,554	106
Profit (loss) from continued operations	(2,304)	(3,704)	(865)
Loss from discontinued operations, see note 1(e)	0	0	0
Net profit (loss) for the year	0	0	0
Total assets	104,335	106,391	109,669
Total liability	20,918	20,671	20,245
Other segment information
Investment in associates	0	0	0
Capital Expenditures	1,443	1,816	459
Changes in estimates of mine closures plans	0	0	0
Fair value for contingent consideration liability	0	0	0
Accounts receivable from sale of assets	0	0	0
Corporates [Member]
Operating income
Net sale of goods		0	34,650
Net sale of services		0	0
Royalty income		0	0
Total operating income		0	34,650
Operating costs
Cost of sales, excluding depreciation and amortization		0	(34,029)
Cost of services		0	0
Exploration in operating units		0	0
Depreciation and amortization		0	0
Mining royalties		0	0
Total operating costs		0	(34,029)
Gross profit (loss)		0	621
Operating expenses, net
Administrative expenses		(2,377)	(443)
Exploration in non-operating areas		(4,091)	(5,052)
Selling expenses		0	(167)
Impairment loss of long-lived assets		0	0
Provision for contingencies and others		111	378
Write - off of stripping activity asset			0
Other, net		(2,235)	(2,012)
Total operating expenses, net		(4,060)	(6,410)
Operating profit (loss)		(4,060)	(5,789)
Other income (expense),net
Finance income		9,293	5,614
Net gain (loss) from currency exchange difference		(206)	1,365
Share in the results of associates under equity method		15,081	21,194
Finance costs		(17,194)	(8,980)
Total other income (expenses), net		6,974	19,193
Profit (loss) before income tax		2,914	13,404
Income tax			9,052
Income tax Current		0
Income tax Deferred		9,514
Profit (loss) from continued operations		12,428	4,352
Loss from discontinued operations, see note 1(e)		0	0
Net profit (loss) for the year		0	0
Total assets		2,421,547	1,950,147
Total liability		425,893	431,505
Other segment information
Investment in associates		1,473,382	1,536,887
Capital Expenditures		2,968	2,189
Changes in estimates of mine closures plans		(341)	6
Fair value for contingent consideration liability		0	1,773
Accounts receivable from sale of assets		1,093	1,318
Ucchuchacua [Member]
Operating income
Net sale of goods	186,016	257,282	272,334
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	186,016	257,282	272,334
Operating costs
Cost of sales, excluding depreciation and amortization	(128,523)	(151,817)	(143,288)
Cost of services	0	0	0
Exploration in operating units	8,917	(20,898)	(27,068)
Depreciation and amortization	(21,053)	(26,181)	(23,899)
Mining royalties	(1,955)	(2,243)	(2,280)
Total operating costs	(160,448)	(201,139)	(196,535)
Gross profit (loss)	25,568	56,143	75,799
Operating expenses, net
Administrative expenses	16,115	24,119	19,473
Exploration in non-operating areas	(2,534)	(18,339)	(2,676)
Selling expenses	(6,876)	(8,213)	(6,078)
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	(183)	(6,784)	(7,040)
Write - off of stripping activity asset			0
Other, net	4,147	(5,953)	(1,799)
Total operating expenses, net	(29,855)	(49,840)	(37,066)
Operating profit (loss)	(4,287)	6,303	38,733
Other income (expense),net
Finance income	0	0	0
Net gain (loss) from currency exchange difference	(124)	196	31
Share in the results of associates under equity method	0	0	0
Finance costs	(532)	(308)	(285)
Total other income (expenses), net	(656)	(112)	(254)
Profit (loss) before income tax	(4,943)	6,191	38,479
Income tax			1,101
Income tax Current	0	(768)
Income tax Deferred	0	0
Profit (loss) from continued operations	(4,943)	5,423	37,378
Loss from discontinued operations, see note 1(e)	0	0	0
Net profit (loss) for the year	0	0	0
Total assets	146,486	126,374	146,464
Total liability	42,265	45,227	49,723
Other segment information
Investment in associates	0	0	0
Capital Expenditures	31,479	18,429	18,127
Changes in estimates of mine closures plans	176	4,101	1,380
Fair value for contingent consideration liability	0	0	0
Accounts receivable from sale of assets	0	0	0
Orcopampa [Member]
Operating income
Net sale of goods	58,902	153,003	256,960
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	58,902	153,003	256,960
Operating costs
Cost of sales, excluding depreciation and amortization	(54,739)	(97,006)	(115,574)
Cost of services	0	0	0
Exploration in operating units	9,040	(29,563)	(38,820)
Depreciation and amortization	(7,563)	(8,802)	(8,846)
Mining royalties	(5,220)	(13,669)	(22,436)
Total operating costs	(76,562)	(149,040)	(185,676)
Gross profit (loss)	(17,660)	3,963	71,284
Operating expenses, net
Administrative expenses	5,209	15,100	18,281
Exploration in non-operating areas	0	0	0
Selling expenses	(258)	(775)	(1,016)
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	1	121	(1)
Write - off of stripping activity asset			0
Other, net	8,104	(3,386)	(715)
Total operating expenses, net	(13,570)	(19,382)	(20,013)
Operating profit (loss)	(31,230)	(15,419)	51,271
Other income (expense),net
Finance income	0	0	0
Net gain (loss) from currency exchange difference	76	168	(63)
Share in the results of associates under equity method	0	0	0
Finance costs	(733)	(395)	(354)
Total other income (expenses), net	(657)	(227)	(417)
Profit (loss) before income tax	(31,887)	(15,646)	50,854
Income tax			1,085
Income tax Current	0	(559)
Income tax Deferred	0	0
Profit (loss) from continued operations	(31,887)	(16,205)	49,769
Loss from discontinued operations, see note 1(e)	0	0	0
Net profit (loss) for the year	0	0	0
Total assets	46,750	39,725	54,114
Total liability	36,945	30,749	42,242
Other segment information
Investment in associates	0	0	0
Capital Expenditures	1,323	6,225	12,674
Changes in estimates of mine closures plans	10,493	1,003	3,710
Fair value for contingent consideration liability	0	0	0
Accounts receivable from sale of assets	0	0	0
Julcani [Member]
Operating income
Net sale of goods	40,082	34,104	42,785
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	40,082	34,104	42,785
Operating costs
Cost of sales, excluding depreciation and amortization	(26,586)	(26,558)	(31,190)
Cost of services	0	0	0
Exploration in operating units	5,864	(8,646)	(13,009)
Depreciation and amortization	(9,178)	(3,353)	(8,122)
Mining royalties	(418)	(237)	(354)
Total operating costs	(42,046)	(38,794)	(52,675)
Gross profit (loss)	(1,964)	(4,690)	(9,890)
Operating expenses, net
Administrative expenses	3,561	2,524	2,878
Exploration in non-operating areas	0	0	0
Selling expenses	(403)	(356)	(605)
Impairment loss of long-lived assets	(2,083)	0	0
Provision for contingencies and others	(148)	(947)	(460)
Write - off of stripping activity asset			0
Other, net	776	(1,050)	(1,403)
Total operating expenses, net	(6,971)	(2,983)	(5,346)
Operating profit (loss)	(8,935)	(7,673)	(15,236)
Other income (expense),net
Finance income	0	0	0
Net gain (loss) from currency exchange difference	3	8	(75)
Share in the results of associates under equity method	0	0	0
Finance costs	(1,002)	(95)	(106)
Total other income (expenses), net	(999)	(87)	(181)
Profit (loss) before income tax	(9,934)	(7,760)	(15,417)
Income tax			153
Income tax Current	0	(72)
Income tax Deferred	0	0
Profit (loss) from continued operations	(9,934)	(7,832)	(15,570)
Loss from discontinued operations, see note 1(e)	0	0	0
Net profit (loss) for the year	0	0	0
Total assets	41,858	39,537	20,922
Total liability	35,045	29,469	18,099
Other segment information
Investment in associates	0	0	0
Capital Expenditures	1,559	2,984	1,951
Changes in estimates of mine closures plans	2,430	16,484	(761)
Fair value for contingent consideration liability	0	0	0
Accounts receivable from sale of assets	0	0	0
Colquijirca [Member]
Operating income
Net sale of goods	299,252	333,560	322,653
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	299,252	333,560	322,653
Operating costs
Cost of sales, excluding depreciation and amortization	(223,998)	(216,560)	(193,874)
Cost of services	0	0	0
Exploration in operating units	8,727	(9,996)	0
Depreciation and amortization	(74,335)	(67,666)	(57,199)
Mining royalties	(2,953)	(2,345)	(3,317)
Total operating costs	(310,013)	(296,567)	(254,390)
Gross profit (loss)	(10,761)	36,993	68,263
Operating expenses, net
Administrative expenses	8,865	9,906	13,061
Exploration in non-operating areas	(2,011)	(7,199)	(1,976)
Selling expenses	(10,856)	(12,201)	(10,914)
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	2,079	3,711	0
Write - off of stripping activity asset			13,573
Other, net	6,568	32,565	(2,922)
Total operating expenses, net	(26,221)	(452)	(42,446)
Operating profit (loss)	(36,982)	36,541	25,817
Other income (expense),net
Finance income	417	418	179
Net gain (loss) from currency exchange difference	(191)	108	310
Share in the results of associates under equity method	(44)	0	0
Finance costs	(11,440)	(10,365)	(12,017)
Total other income (expenses), net	(11,258)	(9,839)	(11,528)
Profit (loss) before income tax	(48,240)	26,702	14,289
Income tax			3,903
Income tax Current	(25)	(8,332)
Income tax Deferred	15,410	(10,803)
Profit (loss) from continued operations	(32,855)	7,567	10,386
Loss from discontinued operations, see note 1(e)	0	0	0
Net profit (loss) for the year	0	0	0
Total assets	725,973	773,554	792,594
Total liability	329,869	340,735	388,899
Other segment information
Investment in associates	0	0	0
Capital Expenditures	28,298	29,572	61,060
Changes in estimates of mine closures plans	5,122	19,926	5,326
Fair value for contingent consideration liability	0	0	0
Accounts receivable from sale of assets	0	0	0
La Zanja [Member]
Operating income
Net sale of goods	43,520	96,611	165,319
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	43,520	96,611	165,319
Operating costs
Cost of sales, excluding depreciation and amortization	(39,693)	(68,993)	(102,474)
Cost of services	0	0	0
Exploration in operating units	2	(74)	(871)
Depreciation and amortization	(9,103)	(34,088)	(48,385)
Mining royalties	(429)	(957)	(1,499)
Total operating costs	(49,227)	(104,112)	(153,229)
Gross profit (loss)	(5,707)	(7,501)	12,090
Operating expenses, net
Administrative expenses	2,223	3,435	2,814
Exploration in non-operating areas	(2,784)	(5,002)	(2,870)
Selling expenses	(321)	(784)	(881)
Impairment loss of long-lived assets	0	(5,693)	(21,620)
Provision for contingencies and others	(98)	57	(1,370)
Write - off of stripping activity asset			0
Other, net	1,119	(669)	(970)
Total operating expenses, net	(6,545)	(4,254)	(30,525)
Operating profit (loss)	(12,252)	(11,755)	(18,435)
Other income (expense),net
Finance income	2,006	1,649	670
Net gain (loss) from currency exchange difference	14	(224)	48
Share in the results of associates under equity method	0	0	0
Finance costs	(3,715)	(1,946)	(1,919)
Total other income (expenses), net	(1,695)	(521)	(1,201)
Profit (loss) before income tax	(13,947)	(12,276)	(19,636)
Income tax			(6,841)
Income tax Current	(35)	(24)
Income tax Deferred	(5,382)	(1,220)
Profit (loss) from continued operations	(19,364)	(13,520)	(12,795)
Loss from discontinued operations, see note 1(e)	0	0	0
Net profit (loss) for the year	0	0	0
Total assets	138,458	158,718	190,310
Total liability	68,100	68,615	87,008
Other segment information
Investment in associates	0	0	0
Capital Expenditures	1,629	13,159	17,326
Changes in estimates of mine closures plans	5,021	(6,915)	462
Fair value for contingent consideration liability	0	0	0
Accounts receivable from sale of assets	0	0	0
Tambomayo [Member]
Operating income
Net sale of goods	188,175	225,281	118,966
Net sale of services	0	0	0
Royalty income	0	0	0
Total operating income	188,175	225,281	118,966
Operating costs
Cost of sales, excluding depreciation and amortization	(76,827)	(92,829)	(53,555)
Cost of services	0	0	0
Exploration in operating units	11,613	(20,553)	(9,543)
Depreciation and amortization	(83,657)	(77,029)	(42,789)
Mining royalties	(1,857)	(1,936)	(998)
Total operating costs	(173,954)	(192,347)	(106,885)
Gross profit (loss)	14,221	32,934	12,081
Operating expenses, net
Administrative expenses	16,512	17,822	9,139
Exploration in non-operating areas	0	0	(3,214)
Selling expenses	(3,940)	(3,046)	(1,387)
Impairment loss of long-lived assets	0	0	0
Provision for contingencies and others	127	(1,263)	(1,002)
Write - off of stripping activity asset			0
Other, net	3,767	(5,599)	(175)
Total operating expenses, net	(24,092)	(25,204)	(14,917)
Operating profit (loss)	(9,871)	7,730	(2,836)
Other income (expense),net
Finance income	0	0	0
Net gain (loss) from currency exchange difference	(12)	209	10
Share in the results of associates under equity method	0	0	0
Finance costs	(505)	(262)	(372)
Total other income (expenses), net	(517)	(53)	(362)
Profit (loss) before income tax	(10,388)	7,677	(3,198)
Income tax			538
Income tax Current	0	(656)
Income tax Deferred	0	0
Profit (loss) from continued operations	(10,388)	7,021	(3,736)
Loss from discontinued operations, see note 1(e)	0	0	0
Net profit (loss) for the year	0	0	0
Total assets	425,297	461,335	538,057
Total liability	34,142	28,502	32,501
Other segment information
Investment in associates	0	0	0
Capital Expenditures	9,641	18,858	131,119
Changes in estimates of mine closures plans	2,277	(447)	404
Fair value for contingent consideration liability	0	0	0
Accounts receivable from sale of assets	0	0	0
Operating Segments [Member]
Operating income
Net sale of goods	4,687,758	5,021,362	5,271,881
Net sale of services	100,325	120,436	127,762
Royalty income	22,297	20,385	20,739
Total operating income	4,810,380	5,162,183	5,420,382
Operating costs
Cost of sales, excluding depreciation and amortization	(3,540,428)	(3,643,736)	(3,316,204)
Cost of services	(29,536)	(36,682)	(46,365)
Exploration in operating units	44,163	(89,730)	(89,311)
Depreciation and amortization	(226,943)	(238,850)	(210,154)
Mining royalties	(12,832)	(21,387)	(30,884)
Total operating costs	(3,853,902)	(4,030,385)	(3,692,918)
Gross profit (loss)	956,478	1,131,798	1,727,464
Operating expenses, net
Administrative expenses	83,718	100,330	95,419
Exploration in non-operating areas	(11,911)	(37,514)	(18,559)
Selling expenses	(27,978)	(31,234)	(169,624)
Impairment loss of long-lived assets	(2,083)	(5,693)	(21,620)
Provision for contingencies and others	2,971	(11,070)	(13,740)
Write - off of stripping activity asset			13,573
Other, net	54,872	(59,140)	(331,769)
Total operating expenses, net	(177,591)	(211,455)	(664,304)
Operating profit (loss)	778,887	920,343	1,063,160
Other income (expense),net
Finance income	40,547	51,589	18,091
Net gain (loss) from currency exchange difference	8,015	1,877	19,689
Share in the results of associates under equity method	2,965	(1,847)	(36,420)
Finance costs	(220,843)	(508,025)	(279,821)
Total other income (expenses), net	(169,316)	(456,406)	(278,461)
Profit (loss) before income tax	609,571	463,937	784,699
Income tax			534,319
Income tax Current	(401,248)	(395,825)
Income tax Deferred	52,519	(3,974)
Profit (loss) from continued operations	260,842	64,138	250,380
Loss from discontinued operations, see note 1(e)	0	0	0
Net profit (loss) for the year	0	0	0
Total assets	15,777,279	15,369,524	15,614,979
Total liability	5,612,754	5,248,748	5,315,362
Other segment information
Investment in associates	2,395,685	1,473,382	1,536,887
Capital Expenditures	102,627	111,270	259,507
Changes in estimates of mine closures plans	26,722	42,874	10,594
Fair value for contingent consideration liability	(655)	1,815	1,773
Accounts receivable from sale of assets	21,648	2,715	5,371
Elimination of intersegment amounts [member]
Operating income
Net sale of goods	(3,865,828)	(3,915,033)	(4,084,675)
Net sale of services	(76,664)	(96,435)	(98,065)
Royalty income		0	0
Total operating income	(3,942,492)	(4,011,468)	(4,182,740)
Operating costs
Cost of sales, excluding depreciation and amortization	3,027,554	3,030,355	2,711,554
Cost of services	26,158	32,364	33,411
Exploration in operating units		0	0
Depreciation and amortization	608	29	0
Mining royalties		1	0
Total operating costs	3,054,320	3,062,689	2,744,965
Gross profit (loss)	(888,172)	(948,779)	(1,437,775)
Operating expenses, net
Administrative expenses	(7,421)	(23,231)	(14,753)
Exploration in non-operating areas	32	1,207	297
Selling expenses	3,665	4,286	146,581
Impairment loss of long-lived assets		0	0
Provision for contingencies and others	(3)	(178)	0
Write - off of stripping activity asset			0
Other, net	(40,157)	57,832	318,539
Total operating expenses, net	51,272	86,734	480,170
Operating profit (loss)	(836,900)	(862,045)	(957,605)
Other income (expense),net
Finance income	(30,872)	(41,904)	(12,574)
Net gain (loss) from currency exchange difference	(8,749)	(3,261)	(16,750)
Share in the results of associates under equity method	44,745	703	49,627
Finance costs	178,670	469,603	245,270
Total other income (expenses), net	183,794	425,141	265,573
Profit (loss) before income tax	(653,106)	(436,904)	(692,032)
Income tax			(516,431)
Income tax Current	389,337	378,943
Income tax Deferred	(15,018)	(6,023)
Profit (loss) from continued operations	(278,787)	(63,984)	(175,601)
Loss from discontinued operations, see note 1(e)		0	0
Net profit (loss) for the year		0	0
Total assets	(11,670,005)	(11,152,303)	(11,282,166)
Total liability	(4,473,680)	(4,061,092)	(4,046,176)
Other segment information
Investment in associates	(907,438)	0	0
Capital Expenditures		0	0
Changes in estimates of mine closures plans		0	0
Fair value for contingent consideration liability		0	0
Accounts receivable from sale of assets		0	0
Minera Yanacocha S.R.L. [Member]
Operating income
Net sale of goods	734,526	635,393	645,176
Net sale of services	4,776	21,965	21,870
Total operating income	739,302	657,358	667,046
Operating costs
Cost of sales, excluding depreciation and amortization	(692,721)	(596,164)	(746,918)
Cost of services	(1,160)	(2,217)	(2,062)
Total operating costs	(693,881)	(598,381)	(748,980)
Gross profit (loss)	45,421	58,977	(81,934)
Operating expenses, net
Administrative expenses	1,744	2,783	4,760
Selling expenses	(1,722)	(2,627)	(3,922)
Impairment loss of long-lived assets		0
Other, net	35,987	(76,155)	(63,512)
Total operating expenses, net	(39,453)	(81,565)	(72,194)
Operating profit (loss)	5,968	(22,588)	(154,128)
Other income (expense),net
Finance income	18,859	11,448	5,831
Net gain (loss) from currency exchange difference	2,902	(2,056)	3,636
Share in the results of associates under equity method	0
Finance costs	(58,059)	(39,024)	(23,766)
Total other income (expenses), net	(36,298)	(29,632)	(14,299)
Profit (loss) before income tax	(30,330)	(52,220)	(168,427)
Income tax			7,026
Income tax Current	(64,927)	(30,368)
Income tax Deferred		1,071
Profit (loss) from continued operations	(95,257)	(81,517)	(175,453)
Net profit (loss) for the year	(95,257)	(81,517)	(175,454)
Total assets	2,327,714	2,047,472	2,019,332
Total liability	1,838,002	1,463,749	1,360,217
Other segment information
Investment in associates	230,000	271,036
Minera Yanacocha S.R.L. [Member] | Corporates [Member]
Operating expenses, net
Administrative expenses	4,894
Exploration in non-operating areas	(4,492)
Provision for contingencies and others	1,067
Other, net	2,686
Total operating expenses, net	(11,005)
Operating profit (loss)	(11,005)
Other income (expense),net
Finance income	7,751
Net gain (loss) from currency exchange difference	(481)
Share in the results of associates under equity method	45,778
Finance costs	(16,249)
Total other income (expenses), net	36,799
Profit (loss) before income tax	25,794
Income tax Deferred	31,344
Profit (loss) from continued operations	57,138
Total assets	2,371,464
Total liability	407,153
Other segment information
Investment in associates	2,073,745
Capital Expenditures	453
Changes in estimates of mine closures plans	1,203
Fair value for contingent consideration liability	(655)
Accounts receivable from sale of assets	625
Sociedad Minera Cerro Verde S.A.A. [Member]
Operating income
Net sale of goods	2,890,066	3,054,026	3,202,931
Total operating income	2,890,066	3,054,026	3,202,931
Operating costs
Cost of sales, excluding depreciation and amortization	(2,101,668)	(2,216,663)	(1,768,238)
Cost of services	(181,215)	(159,514)	(144,829)
Depreciation and amortization	(523,512)	(512,298)	(456,467)
Mining royalties	(6,828)	(7,904)	(8,335)
Total operating costs	(2,101,668)	(2,216,663)	(1,768,238)
Gross profit (loss)	788,398	837,363	1,434,693
Operating expenses, net
Selling expenses	(109,483)	(137,008)	(141,669)
Impairment loss of long-lived assets		0
Other, net			(258,826)
Total operating expenses, net			(400,495)
Operating profit (loss)	788,398	837,363	1,034,198
Other income (expense),net
Finance income	10,356	28,089	5,350
Net gain (loss) from currency exchange difference	5,574	6,161	13,288
Share in the results of associates under equity method	0
Finance costs	(115,877)	(426,733)	(216,912)
Total other income (expenses), net	(99,947)	(392,483)	(198,274)
Profit (loss) before income tax	688,451	444,880	835,924
Income tax	298,074	325,170	486,043
Income tax Current	(298,074)	(325,170)
Income tax Deferred	(139,934)	(61,483)	167,541
Profit (loss) from continued operations	390,377	119,710	349,881
Net profit (loss) for the year	390,377,000	119,710,000	349,881,000
Total assets	7,809,424	7,554,712	7,691,007
Total liability	2,460,175	2,445,840	2,501,845
Compania Minera Coimolache S.A. [Member]
Operating income
Net sale of goods	241,173	225,447	203,790
Total operating income	241,173	225,447	203,790
Operating costs
Cost of sales, excluding depreciation and amortization	(187,156)	(170,866)	(121,021)
Total operating costs	(187,156)	(170,866)	(121,021)
Gross profit (loss)	54,017	54,581	82,769
Operating expenses, net
Administrative expenses	4,638	5,644	3,829
Selling expenses	(1,163)	(1,135)	(946)
Impairment loss of long-lived assets		0
Other, net	5,667	(325)	(587)
Total operating expenses, net	(11,468)	(7,104)	(5,362)
Operating profit (loss)	42,549	47,477	77,407
Other income (expense),net
Finance income	549	357	220
Net gain (loss) from currency exchange difference	277	(852)	(174)
Share in the results of associates under equity method	0
Finance costs	(3,598)	(2,935)	(3,304)
Total other income (expenses), net	(2,772)	(3,430)	(3,258)
Profit (loss) before income tax	39,777	44,047	74,149
Income tax			23,362
Income tax Current	(26,335)	(23,405)
Income tax Deferred	15,017	4,942
Profit (loss) from continued operations	28,459	25,584	50,787
Net profit (loss) for the year	28,459	25,584	50,787
Total assets	379,915	361,669	380,534
Total liability	125,097	125,307	$ 150,743
Other segment information
Investment in associates	$ 98,426	$ 89,554